Foreign currency gains (losses), net	12 Months Ended
Dec. 31, 2023
Foreign currency gains (losses), net
Foreign currency gains (losses), net

Note 8. Foreign currency gains (losses), net

The following table represents foreign currency gains and losses, net:

	Years Ended December 31,
in €‘000	2023	2022	2021
Foreign currency gains	65,594	101,627	39,720
Foreign currency losses	(42,389)	(74,937)	(34,283)
Total	23,205	26,690	5,437